12. INCOME TAXES (Details 1) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Income Taxes Details
Tax at statutory rate (35%)	$ 706,472	$ 241,239
Increase in valuation allowance	(706,472)	(241,239)
Net deferred tax asset